Statements of Financial Position - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Current Assets
Cash	$ 1,704,908	$ 3,664,578
Amounts receivable and prepaid expenses	436,788	1,104,887
Marketable securities	187,425	737,371
Total Current Assets	2,329,121	5,506,836
Non-current Assets
Reclamation deposits	11,000	11,000
Equipment	1,822	2,307
Exploration and evaluation assets	6,955,451	7,491,306
Total Non-current Assets	6,968,273	7,504,613
Total Assets	9,297,394	13,011,449
Current Liabilities
Accounts payable and accrued liabilities	236,583	2,434,405
Due to related parties	254,869	384,876
Flow-through share premium liability	159,579	692,697
Total Liabilities	651,031	3,511,978
SHAREHOLDERS’ EQUITY
Share capital	59,102,110	54,484,848
Warrants reserve	2,834,521	2,705,754
Share subscriptions		19,134
Share-based payments reserve	2,889,068	1,833,998
Deficit	(56,179,336)	(49,544,263)
Total Shareholders’ Equity	8,646,363	9,499,471
Total Liabilities and Shareholders’ Equity	$ 9,297,394	$ 13,011,449